Organization and Principal Activities	6 Months Ended
Jun. 30, 2026
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

ICONIQ HOLDING LIMITED (“ICONIQ”) was incorporated under the laws of the Cayman Islands on March 11, 2021 as an exempted company with limited liability.

On April 15, 2022, ICONIQ entered into a business combination agreement, as amended on September 28, 2022 (the “Business Combination Agreement”), with (i) East Stone Acquisition Corporation, a British Virgin Islands business company (“East Stone”), (ii) Navy Sail International Limited, a British Virgin Islands company, in the capacity as the representative of East Stone and the shareholders of East Stone immediately prior to Closing (as defined below) from and after the Closing, (iii) Robo.ai Inc. (“Robo.ai,” formerly known as NWTN Inc. prior to August 15, 2025, the “Company” or “Pubco”), an exempted company incorporated with limited liability in the Cayman Islands, (iv) Muse Merger Sub I Limited, an exempted company incorporated with limited liability in the Cayman Islands and a wholly-owned subsidiary of the Pubco (the “First Merger Sub”), and (v) Muse Merger Sub II Limited, a British Virgin Islands business company and a wholly-owned subsidiary of Pubco (the “Second Merger Sub”).

Pursuant to the Business Combination Agreement, subject to the terms and conditions set forth therein, at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), (a) the First Merger Sub will merge with and into the Company (the “First Merger”), with the Company surviving the First Merger as a wholly-owned subsidiary of Pubco and the outstanding shares of the Company being converted into the right to receive shares of Pubco; and (b) the Second Merger Sub will merge with and into East Stone (the “Second Merger”, and together with the First Merger, the “Mergers”), with East Stone surviving the Second Merger as a wholly-owned subsidiary of the Pubco and the outstanding securities of East Stone being converted into the right to receive substantially equivalent securities of the Pubco (the Mergers together with the other transactions contemplated by the Business Combination Agreement and other ancillary documents, the “Transactions”).

The Company and its subsidiaries, including the consolidated variable interest entities (“VIEs”) and their subsidiaries (collectively, the “Group”), primarily engage in the sale of smart electric vehicles and the provision of operational management and delivery services. The Group’s operations are primarily conducted in the United Arab Emirates (“UAE”) and the People’s Republic of China (“PRC” or “China”).

Reverse recapitalization

On November 11, 2022 (the “Closing Date”), East stone and NWTN consummated the closing of the Transaction of East Stone and NWTN, following the approval at a Special Meeting of the shareholders on November 10, 2022. Following the consummation of the Transaction, ICONIQ as a wholly-owned subsidiary of NWTN and the outstanding shares of ICONIQ being converted into the right to receive shares of NWTN, the combined company will retain the NWTN name.

ICONIQ was determined to be the accounting acquirer given ICONIQ effectively controlled the combined entity after the transaction. The transaction is not a business combination because East Stone was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by ICONIQ for the net monetary assets of the Company, accompanied by a recapitalization. ICONIQ is determined as the accounting acquirer and the historical financial statements of ICONIQ became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. All of the Class A ordinary shares of ICONIQ that were issued and outstanding immediately prior to the First Merger were cancelled and converted into an aggregate of 1,635,751 Pubco Class A ordinary shares (the “Pubco Class A Ordinary Shares”). All of the Class B ordinary shares of ICONIQ that were issued and outstanding immediately prior to the First Merger were cancelled and converted into an aggregate of 10,365,735 Pubco Class B ordinary shares (the “Pubco Class B Ordinary Shares”), which has been restated retrospectively to reflect the equity structure of the Company. Loss per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio.

History of the Group and Reorganization

The Company commenced its operations through Tianjin Tianqi Group Co., Ltd (“Tianqi Group”) in 2017.

In preparation for its IPO, the Group completed a reorganization (the “Reorganization”) on January 19, 2022, which involved the following steps:

●	Formation of ICONIQ, ICONIQ Motors Limited, ICONIQ Global Limited, ICONIQ (Tianjin) Investment Co. Ltd (“WFOE”), ICONIQ Green Technology FZCO (“FZCO”), ICONIQ (Tianjin) Motors Ltd. and

●	WFOE obtaining 94.66% of the equity interests of Tianqi Group by increasing in the registered capital of Tianqi Group (the “Capital Increase”).

The shareholders and their respective equity interests in the entities remain similar immediately before and after the capital injection in Tianqi Group. Accordingly, the Reorganization has been treated as a corporate restructuring (reorganization) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time, the entities under common control are presented on a combined basis for all periods to which such entities were under common control.

Disposal of ICONIQ Holding Limited (“ICONIQ”)

On February 5, 2026, the Group entered into a share transfer agreement with a third party, Energy Plus Management Limited, pursuant to which the Group agreed to dispose of its entire equity interest in ICONIQ, representing 100% of the issued and outstanding shares of ICONIQ, except for its equity interest in NWTN Automobile Cars Trading Sole Proprietary LLC, for a nominal consideration of US$1.00. The transaction has been completed on February 5, 2026. See Note 4 Discontinued Operations for details.

The VIE Agreements

On June 12, 2026, QC Capital Limited (“QC Capital”), a company incorporated in the British Virgin Islands (“BVI”), has entered into a series of contractual arrangements with an operating entity organized in the People’s Republic of China and its three subsidiaries (collectively, the “VIEs”), as well as the equity holders of the operating entity.

The VIEs conduct substantially all of the Group’s operating activities in the PRC. QC Capital does not directly own any equity interests in the VIEs. Instead, QC Capital obtains effective control over the VIEs and the right to receive substantially all of their economic benefits through contractual arrangements.

These contractual arrangements primarily consist of Exclusive Business Cooperation Agreements, Equity Pledge Agreements, Exclusive Option Agreements and Powers of Attorney entered into among QC Capital, the VIEs and their respective shareholders.

The Group acquired QC Capital pursuant to a Share Purchase Agreement dated June 12, 2026, with the closing of the transaction occurring on June 15, 2026. Following the acquisition, QC Capital became a wholly owned subsidiary of the Group. Through QC Capital’s contractual arrangements with the VIEs and their equity holders, the Group indirectly controls the VIEs through QC Capital.

Exclusive Business Cooperation Agreements

Pursuant to the Exclusive Business Cooperation Agreements, QC Capital has the exclusive right to provide the VIEs with technical support, consulting, management, intellectual property licensing and other business support services. In consideration for such services, the VIEs are required to pay service fees to QC Capital, which may be determined by QC Capital and may amount to substantially all of the VIEs’ residual profits after deducting operating costs, taxes and other statutory obligations.

In addition, QC Capital has the right to oversee the VIEs’ business operations, review their financial and operational information, provide financial support when necessary, and participate in the management of their business affairs. The agreements have an initial term of ten years and will automatically renew upon expiration unless terminated by QC Capital. The VIEs do not have the unilateral right to terminate the agreements.

Equity Pledge Agreements

Pursuant to the Equity Pledge Agreements, the shareholders of the VIEs pledge all of their equity interests in the VIEs to QC Capital as security for the performance of their obligations under the VIE Agreements, including, among others, the Exclusive Business Cooperation Agreements, the Exclusive Option Agreements and the Powers of Attorney.

Under the Equity Pledge Agreements, without QC Capital’s prior written consent, the shareholders of the VIEs may not transfer, create or permit the creation of any encumbrance on, or otherwise dispose of the pledged equity interests. QC Capital is entitled to exercise its rights as the pledgee upon the occurrence of any event of default, including the right to enforce the pledge and dispose of the pledged equity interests in accordance with applicable laws.

The equity pledges remain effective until all obligations of the shareholders and the VIEs under the VIE Agreements have been fully performed or otherwise discharged. The shareholders of the VIEs do not have the unilateral right to terminate the Equity Pledge Agreements.

Exclusive Option Agreements

Pursuant to the Exclusive Option Agreements, the shareholders of the VIEs irrevocably grant QC Capital an exclusive and irrevocable option to purchase, or designate one or more persons to purchase, all or part of their equity interests in the VIEs and/or assets of the VIEs, to the extent permitted by applicable laws and regulations.

Without QC Capital’s prior written consent, neither the VIEs nor their shareholders may transfer equity interests, dispose of material assets, amend organizational documents, incur significant indebtedness or undertake other significant corporate actions.

The Exclusive Option Agreements remain effective until all equity interests and/or assets subject to the option have been transferred to QC Capital or its designee(s), unless earlier terminated by QC Capital. The shareholders of the VIEs and the VIEs do not have the right to terminate the agreements unilaterally.

Powers of Attorney

Under the Powers of Attorney, each shareholder of the VIEs irrevocably appoints QC Capital as his or her exclusive attorney-in-fact to exercise all shareholder rights with respect to the equity interests held in the VIEs, including, without limitation, attending shareholders’ meetings, exercising voting rights, transferring or disposing of equity interests, and appointing directors, supervisors and senior management personnel.

The Powers of Attorney are irrevocable and remain effective until the termination or expiration of the VIE Agreements.

Primary Beneficiary Determination

The Group evaluated the contractual arrangements under ASC 810, Consolidation, and determined that the VIEs are variable interest entities.

The Group further concluded that QC Capital is the primary beneficiary of the VIEs because QC Capital has:

●	the power to direct the activities that most significantly affect the economic performance of the VIEs; and

●	the right to receive benefits from, and the obligation to absorb losses of, the VIEs that could potentially be significant to the VIEs.

Accordingly, QC Capital consolidates the VIEs and their subsidiaries. Following the Group’s acquisition of QC Capital, the Group indirectly obtained control over the VIEs through QC Capital and therefore consolidates the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries in its unaudited condensed consolidated financial statements.

In addition, as all of these VIE agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC, they would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal environment in the PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could further limit the Group’s ability to enforce these VIE agreements. Furthermore, these contracts may not be enforceable in China if PRC government authorities or courts take a view that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event the Group is unable to enforce these VIE agreements, it may not be able to exert effective control over VIEs and its ability to conduct its business may be materially and adversely affected.

Although the share pledge agreement has been lawfully and validly executed, it has not yet been registered in accordance with the PRC Law, and the security interest in the shares has not yet been established according to the PRC Law; this may have some implications for the enforcement of the security interest in the shares, but does not affect the validity, binding and enforceability of the overall VIE arrangement or the control rights of the BVI Company.

The following financial statement amounts and balances of the VIEs were included in the accompanying unaudited condensed consolidated financial statements after elimination of intercompany transactions within the consolidated VIE:

Unaudited Condensed Consolidated Balance Sheets Information

As of June 30,
2026
(Unaudited)
Assets
Current assets:
Cash and cash equivalents	$214
Accounts receivable, net	8,661
Advance to suppliers, net	10
Prepaid expenses and other current assets, net	1,926
Total current assets	$10,811

TOTAL ASSETS	$10,811

Liabilities
Current liabilities:
Accounts payable	$12
Advance from customers	75
Accrued expenses and other current liabilities	10,814
Total current liabilities	$10,901

TOTAL LIABILITIES	$10,901

Unaudited Condensed Consolidated Statements of Operations and Comprehensive loss

For the six months ended June 30,
2026
(Unaudited)
Net revenue	$54,371
Cost of revenues	$(54,441)

Unaudited Condensed Consolidated Cash Flows Information

For the six months ended June 30,
2026
(Unaudited)
Net cash provided by operating activities	$2,124
Net cash used in investing activities	(1,918)
Net cash provided by financing activities	9
Effect of exchange rate changes	(1)
Net increase in cash and cash equivalents	$214

As of June 30, 2026, the details of the Company’s subsidiaries and consolidated VIE are as follows.

	Date of	Place of	Percentage of	Principal
Name	Incorporation	incorporation	ownership	Activities
East Stone	August 9, 2018	BVI	100%	Investment holding
NWTN Automobile Cars Trading Sole Proprietary LLC	February 23, 2023	Dubai	100%	Vehicle wholesale and retail
NWTN Global Energy Co. LTD	April 18, 2023	Hong Kong, PRC	100%	Investment holding
ROBO.AI Holding Limited	January 15, 2025	Cayman Islands	100%	Investment holding
Roboai Investments L.L.C.-FZ	February 21, 2025	United Arab Emirates (“UAE”)	100%	Investment holding
Astra Mobility Meta (Cayman) Limited*	August 29, 2025	Cayman Islands	100%	Investment holding
Rovtol LTD	September 29, 2025	Cayman Islands	100%	eVOTL wholesale and retail
Rovtol International Limited	October 13, 2025	Cayman Islands	51%	eVOTL wholesale and retail
Robus Trading FZ	October 30, 2025	United Arab Emirates (“UAE”)	51%	Commercial vehicle wholesale and retail
Robocar Inc.	November 17, 2025	British Virgin Islands	70%	Investment holding
Robo.ai Japan Co.,Ltd	November 25, 2025	Japan	100%	Investment holding
Robocar International LLC	December 9, 2025	Hong Kong, PRC	70%	Investment holding
ROBOAIIO GENERAL TRADING LLC	December 26, 2025	United Arab Emirates (“UAE”)	100%	Headquarters operations and administrative functions
Simo Robot Technology (Shanghai) LTD	January 15, 2026	PRC	70%	Investment holding
Neurovia AI Limited	May 18, 2026	British Virgin Islands	100%	AI visual data compression and processing
QC Capital Limited	June 15, 2026	British Virgin Islands	100%	Investment holding
Jiangsu Qingfeng Chuanyin Technology Co., Ltd.	June 15, 2026	PRC	100%	Operational management and delivery services
Jiangsu Hong’anlin Artificial Intelligence Technology Co., Ltd.	June 15, 2026	PRC	99%	Operational management and delivery services
Jiangsu Ruilinchuan Artificial Intelligence Technology Co., Ltd.	June 15, 2026	PRC	99%	Operational management and delivery services

*	On February 28, 2025, the Company entered into a share exchange agreement with Astra, pursuant to which the Company agreed to acquire 100% of Astra’s equity. The acquisition consideration consists of the issuance of 750,000 Class B ordinary shares to Astra’s shareholders, subject to certain performance conditions and a lock-up period. Upon completion of the acquisition on August 29, 2025, Astra became the Company’s wholly-owned subsidiary. As of the date of these unaudited condensed consolidated financial statements, the consideration shares have not yet been issued.